Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Number of shares issued	Treasury shares	Share capital	Additional paid in capital	Accumulated deficit	Total
Balance at Dec. 31, 2023				$ 17,916,149	$ (10,902,123)	$ 6,894,490
Balance (in Shares) at Dec. 31, 2023	7,878,501
Balance (in Shares) at Dec. 31, 2023		(119,536)
Share-based compensation				74,779		74,779
Net income (loss)					131,797	131,797
Balance at Jun. 30, 2024				17,990,928	(10,770,326)	7,101,066
Balance (in Shares) at Jun. 30, 2024	7,878,501
Balance (in Shares) at Jun. 30, 2024		(119,536)
Balance at Dec. 31, 2024				18,070,599	(12,136,015)	$ 5,815,048
Balance (in Shares) at Dec. 31, 2024	7,983,465
Balance (in Shares) at Dec. 31, 2024		(119,536)				120,715
Share-based compensation				81,963		$ 81,963
Exercise of warrants				530		530
Exercise of warrants (in Shares)	61,258
Exercise of options				1,972		$ 1,972
Exercise of options (in Shares)	2,000					2,000
Net income (loss)					(2,388,294)	$ (2,388,294)
Balance at Jun. 30, 2025				$ 18,155,064	$ (14,524,309)	$ 3,511,219
Balance (in Shares) at Jun. 30, 2025	8,046,723
Balance (in Shares) at Jun. 30, 2025		(119,536)				120,715